Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
November 13, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust
(filing relates to Legg Mason Western Asset Variable High Income Portfolio, Legg Mason Western Asset Variable Adjustable Rate Income Portfolio and Legg Mason Western Asset Variable Money Market Portfolio)
(File Nos. 33-40603 and 811-06310)
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 53 to the registration statement for the Trust (the “Amendment”) relating to its series Legg Mason Western Asset Variable High Income Portfolio, Legg Mason Western Asset Variable Adjustable Rate Income Portfolio and Legg Mason Western Asset Variable Money Market Portfolio (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).
     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the appointment of additional subadvisers for the Funds. In addition, the Amendment reflects the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on the 60th day following the date of this filing.
     Please call Barry Hurwitz at (617) 951-8267 or the undersigned at (617) 951-8460 with any comments or questions relating to the Amendment.
Sincerely,
/s/ Alisha Telci
Alisha Telci